DEBTS PAYABLE & SENIOR SECURED NOTES (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Less: repayment	$ (8,749,327)	$ (5,615,225)
Total debts payable, undiscounted	134,808,588
Less: discounted to fair value	(950,977)
Borrowings [abstract]
Principal payments	134,808,588
Less: current portion	8,111,723	8,644,633
Total non-current debt, undiscounted	126,696,865
Less: discounted to fair value	(950,977)
Total non-current debt	125,745,888
2022
Disclosure of detailed information about borrowings [line items]
Total debts payable, undiscounted	8,111,723
Borrowings [abstract]
Principal payments	8,111,723
2023
Disclosure of detailed information about borrowings [line items]
Total debts payable, undiscounted	16,446,496
Borrowings [abstract]
Principal payments	16,446,496
2024
Disclosure of detailed information about borrowings [line items]
Total debts payable, undiscounted	87,745,485
Borrowings [abstract]
Principal payments	87,745,485
2025
Disclosure of detailed information about borrowings [line items]
Total debts payable, undiscounted	22,504,884
Borrowings [abstract]
Principal payments	22,504,884
Debt payable
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of the year	62,232,581	43,995,661
Discounted as of December 31, 2020		1,279,819
Acquired through combinations and acquisitions	87,474,904	25,131,964
Converted to equity	(7,429,389)
Less: repayment	(8,749,327)	(5,615,225)
Total debts payable, undiscounted	(134,808,588)
Less: discounted to fair value	(950,977)	(1,279,819)
Balance at the end of the year	133,857,611	62,232,581
Total accrued interest payable related to senior secured notes as of December 31, 2021	4,900,570
Borrowings [abstract]
Principal payments	(134,808,588)
Less: discounted to fair value	(950,977)	$ (1,279,819)
Debt payable, Related party
Disclosure of detailed information about borrowings [line items]
Total debts payable, undiscounted	26,869,512
Borrowings [abstract]
Principal payments	26,869,512
Less: current portion	2,847,566
Total non-current debt, undiscounted	24,021,946
Total non-current debt	24,021,946
Debt payable, Non-related party
Disclosure of detailed information about borrowings [line items]
Total debts payable, undiscounted	107,939,076
Less: discounted to fair value	(950,977)
Borrowings [abstract]
Principal payments	107,939,076
Less: current portion	5,264,157
Total non-current debt, undiscounted	102,674,919
Less: discounted to fair value	(950,977)
Total non-current debt	$ 101,723,942